Cash, Cash Equivalents and Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Cash, Cash Equivalents and Restricted Cash
The following table shows the breakdown of cash, cash equivalents and restricted cash as of June 30, 2025 and December 31, 2024 :

	December 31, 2024	June 30, 2025
	(in thousands)
Cash and cash equivalents	$130,455	$237,833
Cash and cash equivalents held by VIE	366	307
Restricted cash	8,976	49,289
Total cash, cash equivalents and restricted cash	$139,797	$287,429